UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22223

                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                 --------------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

December 31, 2009

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                December 31, 2009

                                                                                       %* OF
                                                                                      MEMBERS'
PORTFOLIO FUND                                               COST          VALUE      CAPITAL       LIQUIDITY**
------------------------------------------------------   ------------   -----------   --------   ----------------
LONG/SHORT EQUITY:
Artha Emerging Markets Fund, L.P.                        $    900,000   $   933,203     1.11%       Quarterly
Avesta Fund, L.P.                                           2,850,000     3,083,157     3.66%        Monthly
Cobalt Partners L.P.                                        4,000,000     4,090,824     4.86%     Semi-Annually
Criterion Institutional Partners, L.P.                      2,156,383     2,441,921     2.90%       Quarterly
Henderson Asia Pacific Absolute Return Fund Ltd.            2,300,000     2,367,927     2.81%        Monthly
Highline Capital Partners QP, L.P.                          2,904,950     3,129,758     3.72%       Quarterly
Ivory Flagship Fund, L.P.                                   2,960,729     3,297,740     3.91%       Quarterly
Pennant Windward Fund, L.P.                                 3,250,000     3,571,651     4.24%       Quarterly
PFM Diversified Fund, L.P.                                  3,077,926     3,486,618     4.14%       Quarterly
                                                         ------------   -----------    -----
   TOTAL LONG/SHORT EQUITY                                 24,399,988    26,402,799    31.35%
                                                         ------------   -----------    -----
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                 1,857,329     1,987,899     2.35%        Monthly
Elliot Associates, L.P.                                     3,000,000     3,676,969     4.37%     Semi-Annually
Eton Park Fund, L.P.                                        2,307,856     3,022,045     3.59%       Annually
Fir Tree Value Fund II, L.P.                                  401,296       387,869     0.46%       Quarterly
Magnetar Capital Fund, L.P.                                   798,493       698,221     0.83%    Semi-Annually***
Montrica Global Opportunities Fund, L.P.                      979,505       815,103     0.97%       Annually
Octavian Global Fund, L.P.                                    655,994       401,861     0.48%          ++
Owl Creek II L.P.                                           2,000,000     2,151,073     2.55%       Quarterly
Silver Point Capital Fund, L.P.                             1,326,250     1,151,358     1.37%       Annually
Taconic Opportunity Fund, L.P.                              2,608,276     2,608,220     3.10%       Quarterly
                                                         ------------   -----------    -----
   TOTAL EVENT DRIVEN                                      15,934,999    16,900,618    20.07%
                                                         ------------   -----------    -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund              1,646,427     2,154,186     2.56%        Monthly
Brevan Howard L.P.                                          1,536,424     1,798,452     2.14%        Monthly
Fortress Commodities Fund, L.P.                             2,800,000     3,031,034     3.60%        Monthly
QFS Global Macro Hedge Fund, LLC                              883,882     1,168,126     1.39%        Monthly
WCG Partners, L.P.                                          1,800,000     1,798,123     2.14%       Quarterly
Wexford Spectrum Fund I, L.P.                                  55,142        60,618     0.06%          ++
Woodbine Capital Fund, LLC                                  1,500,000     1,691,002     2.01%       Quarterly
                                                         ------------   -----------    -----
   TOTAL MACRO                                             10,221,875    11,701,541    13.90%
                                                         ------------   -----------    -----
DISTRESSED:
Anchorage Capital Partners, L.P.                            2,481,300     3,353,185     3.98%       Annually
Credit Distressed Blue Line Fund L.P.                       1,000,000     1,037,700     1.23%       Quarterly
Matlin Patterson Distressed Opportunities Fund, L.P.          943,182     1,176,107     1.39%     Semi-Annually
Redwood Domestic Fund, L.P.                                 3,000,000     3,648,320     4.33%      Bi-Annually
York Credit Opportunities Fund, L.P.                        2,250,000     2,477,893     2.95%       Annually
                                                         ------------   -----------    -----
   TOTAL DISTRESSED                                         9,674,482    11,693,205    13.88%
                                                         ------------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                                December 31, 2009

                                                                                        %* OF
                                                                                       MEMBERS'
PORTFOLIO FUND                                                COST          VALUE      CAPITAL       LIQUIDITY**
-------------------------------------------------------   ------------   -----------   --------   ----------------
FUNDAMENTAL MARKET NEUTRAL:
Level Global L.P.                                         $  1,750,000   $ 1,702,192     2.02%       Quarterly
O'Connor Global Fundamental Market Neutral
   Long/Short, LLC                                           2,866,942     3,812,743     4.53%        Monthly
                                                          ------------   -----------    -----
     TOTAL FUNDAMENTAL MARKET NEUTRAL                        4,616,942     5,514,935     6.55%
                                                          ------------   -----------    -----
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                      3,429,291     2,580,164     3.06%    Semi-Annually***
Dune Capital, L.P.                                             396,247       316,588     0.38%           +
Petra Offshore Fund, L.P.(1)                                 1,750,000            --     0.00%      Quarterly***
Sorin Fund, L.P.                                               722,107       469,830     0.56%           +
                                                          ------------   -----------    -----
     TOTAL STRUCTURED CREDIT                                 6,297,645     3,366,582     4.00%
                                                          ------------   -----------    -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.        139,613       101,393     0.12%          ++
Citadel Wellington, LLC                                      2,701,908     2,372,647     2.82%       Quarterly
Sandleman Partners Multi-Strategy Fund, L.P.                   357,602       184,638     0.22%           +
                                                          ------------   -----------    -----
     TOTAL MULTI-STRATEGY RELATIVE VALUE                     3,199,123     2,658,678     3.16%
                                                          ------------   -----------    -----
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, L.P.                           128,738        82,666     0.10%           +
                                                          ------------   -----------    -----
CREDIT:
Latigo Fund, L.P.                                              129,861        78,676     0.09%           +
                                                          ------------   -----------    -----

     TOTAL PORTFOLIO FUNDS                                  74,603,653    78,399,700    93.10%
                                                          ------------   -----------    -----
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Class A, 0.01%(2)      4,488,561     4,488,561     5.33%         Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.03%(2)                                    800,950       800,950     0.95%         Daily
                                                          ------------   -----------    -----
     TOTAL CASH & CASH EQUIVALENTS                           5,289,511     5,289,511     6.28%
                                                          ------------   -----------    -----

     TOTAL INVESTMENTS                                    $ 79,893,164   $83,689,211    99.38%
                                                          ============   ===========    =====

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                December 31, 2009

* Percentages are based on Members' Capital at the end of period of $84,213,904.

** Liquidity terms shown apply after lock-up provisions. *** Portfolio Fund restricted redemptions on December 31, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)   The rate shown is the 7-day effective yield as of December 31, 2009.

At December 31, 2009, the aggregate cost of investments for tax purposes was $79,893,164. Net unrealized depreciation on investments for tax purposes was $3,796,047 consisting of $8,773,730 of gross unrealized appreciation and $(4,977,683) gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.10% of Members' Capital have been fair valued.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009.

                                                     LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                                  -----------  -------  ------------  ------------
Investments in Portfolio Funds                    $        --  $    --  $ 78,399,700  $ 78,399,700
Investments in Cash & Cash Equivalents              5,289,511       --        -          5,289,511
                                                  -----------  -------  ------------  ------------
TOTAL                                             $ 5,289,511  $    --  $ 78,399,700  $ 83,689,211
                                                  ===========  =======  ============  ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                             INVESTMENTS IN
                                                             PORTFOLIO FUNDS
                                                             ---------------
BALANCE AS OF 3/31/09                                        $    73,893,489
Realized gain/(loss)                                              (1,062,159)
Change in unrealized appreciation/(depreciation)                  11,366,385
Net purchase/(sales)                                              (5,798,015)
Net transfers in/and or out of Level 3                                    --
                                                             ---------------
BALANCE AS OF 12/31/09                                       $    78,399,700
                                                             ===============

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Robeco-Sage Multi-Strategy Master Fund, L.L.C.

By (Signature and Title)*         /s/ Timothy J. Stewart
                                  -----------------------------------
                                  Timothy J. Stewart
                                  Chief Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Timothy J. Stewart
                                  -----------------------------------
                                  Timothy J. Stewart
                                  Chief Executive Officer

Date: February 26, 2010

By (Signature and Title)*         /s/ Matthew J. Davis
                                  -----------------------------------
                                  Matthew J. Davis
                                  Chief Financial Officer

Date: February 26, 2010

----------
* Print the name and title of each signing officer under his or her signature.